As filed with the Securities and Exchange Commission on March 20, 2014
Securities Act File No. 333-75786
Investment Company Act File No. 811-10405

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 39	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 41	[X]

ALPINE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Address of Principal Executive Offices)

1-888-785-5578
(Registrant's Telephone Number, Including Area Code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [ ] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Alpine Innovators Fund.

EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 37 filed February 27, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Alpine Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York on the 20th day of March, 2014.

ALPINE SERIES TRUST, on behalf of Alpine Innovators Fund

By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on March 20, 2014.

	Signature	Title

	/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber

	Eleanor T.M. Hoagland**	Trustee
Eleanor T.M. Hoagland

	H. Guy Leibler *	Trustee
H. Guy Leibler

	Jeffrey E. Wacksman *	Trustee
Jeffrey E. Wacksman

James A. Jacobson*
	James A. Jacobson	Trustee

*By:	/s/ Samuel A. Lieber
Samuel A. Lieber
Attorney-in-Fact pursuant to
Power of Attorney

*
Attorney-in-Fact pursuant to Power of Attorney previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 27 to the Registration Statement filed on February 28, 2011 and incorporated herein by reference

**
Attorney-in-Fact pursuant to Power of Attorney dated December 19, 2012, previously filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement filed on February 28, 2013 and incorporated herein by reference.

ALPINE SERIES TRUST

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase